CONTINGENT LIABILITIES (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 17, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leopard Tanker [Member]
Credit facility face amount		$ 138,500,000
Percentage of guarantee provided		50.00%
Line of credits		$ 70,197,000	$ 77,599,000
Description of guarantee provided		undertaking to the lender to ensure a minimum working capital balance of US$250,000 for each of the vessels held by Leopard Tanker
MitsuiCo Financial Services [Member]
Credit facility face amount	$ 5,800,000
Proportion of ownership interest in joint venture	49.00%
Percentage of guarantee provided	100.00%
Percentage of fee to be paid for guarantee provided	51.00%
Line of credits		$ 2,819,000	4,099,000	$ 5,370,000
Grindrod Shipping Pte Ltd and its subsidiaries [Member]
Credit facility face amount		$ 59,613,000	$ 63,222,000